COLLATERAL SECURITY FOR BORROWINGS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Marine Exhaust Technology A/S
COLLATERAL SECURITY FOR BORROWINGS
Floating charges provided as security for loans to other lenders	$ 0.0	$ 0.7	$ 0.7
Floating charges provided as security for loans to banks	0.0	0.3	0.4
ME Production A/S
COLLATERAL SECURITY FOR BORROWINGS
Floating charges provided as security for loans to banks	$ 6.7	$ 6.2	$ 6.6
Shares provided as security for loans to other lenders (in shares)	0	0	10,500
Shares provided as security for loans to other lenders	$ 0.0	$ 0.0	$ 2.1
Carrying value of floating charges	8.2	7.4	10.5
Vessels
COLLATERAL SECURITY FOR BORROWINGS
Vessels provided as security	$ 2,792.0	$ 2,827.0	$ 2,070.0